Intangible and tangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible and tangible assets
Schedule of intangible assets

As of December 31, 2023		Amortization and
(M$)	Cost	impairment	Net
Goodwill	10,484	(533)	9,951
Proved mineral interests	17,713	(9,704)	8,009
Unproved mineral interests	14,976	(2,624)	12,352
Other intangible assets	7,354	(4,583)	2,771
TOTAL INTANGIBLE ASSETS	50,527	(17,444)	33,083

As of December 31, 2022		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,010	(360)	8,650
Proved mineral interests	18,025	(10,088)	7,937
Unproved mineral interests	15,962	(2,946)	13,016
Other intangible assets	6,795	(4,467)	2,328
TOTAL INTANGIBLE ASSETS	49,792	(17,861)	31,931

As of December 31, 2021		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,728	(899)	8,829
Proved mineral interests	17,382	(9,730)	7,652
Unproved mineral interests	16,637	(2,831)	13,806
Other intangible assets	7,185	(4,988)	2,197
TOTAL INTANGIBLE ASSETS	50,932	(18,448)	32,484

Schedule of change in net intangible assets

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2023	31,931	1,244	(458)	(1,630)	148	1,848	33,083
2022	32,484	1,991	(75)	(1,582)	(423)	(464)	31,931
2021	33,528	696	(271)	(1,322)	(394)	247	32,484

Summary of changes in carrying amount of goodwill by business segment

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2023	Increases	Impairments	Other	December 31, 2023
Exploration & Production	2,581	–	-	(90)	2,491
Integrated LNG	2,804	44	–	9	2,857
Integrated Power	2,219	1,452	(101)	96	3,666
Refining & Chemicals	502	19	(18)	35	538
Marketing & Services	516	–	(65)	(55)	396
Corporate	28	–	–	(25)	3
TOTAL	8,650	1,515	(184)	(30)	9,951

Schedule of property, plant and equipment, including analysis of changes

As of December 31, 2023		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	201,961	(144,082)	57,879
Unproved properties	1,455	(268)	1,187
Work in progress	23,729	(443)	23,286
Subtotal	227,145	(144,793)	82,352
Other property, plant and equipment
Land	2,837	(1,008)	1,829
Machinery, plant and equipment (including transportation equipment)	38,769	(27,222)	11,547
Buildings	9,529	(6,105)	3,424
Work in progress	5,262	(23)	5,239
Other	12,344	(7,819)	4,525
Subtotal	68,741	(42,177)	26,564
TOTAL PROPERTY, PLANT AND EQUIPMENT	295,886	(186,970)	108,916

As of December 31, 2022		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	210,079	(146,571)	63,508
Unproved properties	1,023	(268)	755
Work in progress	20,294	(688)	19,606
Subtotal	231,396	(147,527)	83,869
Other property, plant and equipment
Land	3,089	(1,039)	2,050
Machinery, plant and equipment (including transportation equipment)	37,002	(26,079)	10,923
Buildings	10,230	(6,627)	3,603
Work in progress	3,960	(23)	3,937
Other	10,401	(7,682)	2,719
Subtotal	64,682	(41,450)	23,232
TOTAL PROPERTY, PLANT AND EQUIPMENT	296,078	(188,977)	107,101

As of December 31, 2021		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	212,264	(149,221)	63,043
Unproved properties	1,635	(268)	1,367
Work in progress	18,463	(831)	17,632
Subtotal	232,362	(150,320)	82,042
Other property, plant and equipment
Land	3,145	(973)	2,172
Machinery, plant and equipment (including transportation equipment)	38,285	(26,425)	11,860
Buildings	10,558	(6,646)	3,912
Work in progress	3,625	(8)	3,617
Other	10,434	(7,478)	2,956
Subtotal	66,047	(41,530)	24,517
TOTAL PROPERTY, PLANT AND EQUIPMENT	298,409	(191,850)	106,559

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2023	107,101	16,478	(3,781)	(12,448)	415	1,151	108,916
2022	106,559	13,699	(951)	(12,275)	(2,236)	2,305	107,101
2021	108,335	11,647	(705)	(13,133)	(1,739)	2,154	106,559

Schedule of facilities and equipment under leases

As of December 31, 2023		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	4,770	(1,927)	2,843
Other property, plant and equipment
Land	1,383	(415)	968
Machinery, plant and equipment (including transportation equipment)	4,751	(2,235)	2,516
Buildings	1,332	(614)	718
Other	908	(529)	379
Subtotal	8,374	(3,793)	4,581
TOTAL PROPERTY, PLANT AND EQUIPMENT	13,144	(5,720)	7,424

As of December 31, 2022		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	4,497	(2,121)	2,376
Other property, plant and equipment
Land	1,396	(397)	999
Machinery, plant and equipment (including transportation equipment)	4,691	(2,100)	2,591
Buildings	1,750	(615)	1,135
Other	745	(483)	262
Subtotal	8,582	(3,595)	4,987
TOTAL PROPERTY, PLANT AND EQUIPMENT	13,079	(5,716)	7,363

As of December 31, 2021		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	3,228	(1,683)	1,545
Other property, plant and equipment
Land	1,441	(324)	1,117
Machinery, plant and equipment (including transportation equipment)	4,910	(1,819)	3,091
Buildings	1,853	(561)	1,292
Other	712	(404)	308
Subtotal	8,916	(3,108)	5,808
TOTAL PROPERTY, PLANT AND EQUIPMENT	12,144	(4,791)	7,353